Stock-Based Compensation - SRA (Tables) - SRA Companies, Inc.	3 Months Ended	12 Months Ended
	Sep. 30, 2015	Jun. 30, 2015
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Weighted Average Assumptions Used to Calculate Fair Market Value of Stock Options
The weighted average assumptions used to calculate fair market value of the stock options in the models for the periods presented were as follows:

	Fiscal Year Ended June 30,
	2013	2014	2015
Expected volatility	42.0%	142.5%	50.0%
Expected term (in years)	4.25	4.5	2.0
Risk-free interest rate	0.42%	0.63%	0.56%
Dividend yield	—%	—%	—%

Summary of Stock Option Activity
The following table summarizes stock option activity for the three months ended September 30, 2015:

Service Options:
Shares under option at June 30, 2015	29,157
Options granted	—
Options forfeited or cancelled	(258)
Shares under option at September 30, 2015	28,899
Options exercisable at September 30, 2015	20,649

Performance Options:
Shares under option at June 30, 2015	26,601
Options granted	—
Options forfeited or cancelled	(513)
Shares under option at September 30, 2015	26,088

The following table summarizes stock option activity:

	Fiscal Year Ended June 30,
	2013	2014	2015
Service Options:
Shares under option at beginning of period	26,460	25,210	26,071
Options granted	5,581	5,362	1,495
Options forfeited or cancelled	(6,831)	(4,501)	(1,534)

Shares under option at end of period	25,210	26,071	26,032

Options exercisable at end of period	4,506	8,142	12,341

Performance Options:
Shares under option at beginning of period	27,060	25,488	25,957
Options granted	7,781	5,362	1,495

Options forfeited or cancelled	(9,353)	(4,893)	(851)

Shares under option at end of period	25,488	25,957	26,601

Summary of Restricted Stock Activity
The following table summarizes restricted stock activity for the three months ended September 30, 2015:

Nonvested restricted shares of SRA Companies at June 30, 2015	10,239
Restricted shares granted	—
Restricted shares vested	(310)
Restricted shares forfeited	(550)
Nonvested restricted shares of SRA Companies at September 30, 2015	9,379

The following table summarizes restricted stock activity:

	Fiscal Year Ended June 30,
	2013	2014	2015
Nonvested restricted shares at beginning of period	1,000	12,165	12,076
Restricted shares granted	11,365	3,309	1,300
Restricted shares vested	(200)	(200)	(2,517)
Restricted shares forfeited	—	(3,198)	(620)

Nonvested restricted shares at end of period	12,165	12,076	10,239